Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
SUPPLEMENT DATED JANUARY 7, 2021
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2020
Class C1 shares of Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund are no longer available and will not be issued, including for purposes of dividend reinvestment or to satisfy share exchanges. Any references to Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund Class C1 shares in this prospectus are deleted.

Nuveen Minnesota Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED JANUARY 7, 2021
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2020
Class C1 shares of Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund are no longer available and will not be issued, including for purposes of dividend reinvestment or to satisfy share exchanges. Any references to Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund Class C1 shares in this prospectus are deleted.

Nuveen Nebraska Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN NEBRASKA MUNICIPAL BOND FUND
SUPPLEMENT DATED JANUARY 7, 2021
TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2020
Class C1 shares of Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund are no longer available and will not be issued, including for purposes of dividend reinvestment or to satisfy share exchanges. Any references to Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund Class C1 shares in this prospectus are deleted.